UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Austin Investment Management Inc
Address:   520 Madison Avenue, 28th Floor
           New York, NY 10022

Form 13F File Number: 28-11945

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Rheema Pike
Title:   Chief Compliance Officer
Phone:   212-888-9292

Signature, Place, and Date of Signing:

s/ Rheema Pike                   New York, NY                 May 9, 2007
[Signature]                     [City, State]                    [Date]


Report Type (Check only one.):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number      Name
         28-

 [Repeat as necessary.]

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                                    FORM 13F SUMMARY PAGE

REPORT SUMMARY

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  123

Form 13F Information Table Value Total:  $177,129
                                         (thousands)


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.                   Form 13F File Number Name 28-

[Repeat as necessary.]

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

Column 1                      Column 2       Column 3  Column 4   Column 5       Column 6    Column 7               Column 8
--------                     ---------       --------  --------   --------      ----------   --------               --------
                                                        Value   SHRS OR  SH/    Investment    Other             Voting Authority
Name of Issuer             Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers        Sole    Shared    None
--------------             --------------   ---------  -------  -------  ---    ---------   ---------       -------  -------   -----
1/100 Berk Hath CL A        CL A              084990175   4904    4500  SH      SOLE                                           X
3m Co Com                   COM               88579Y101    989   12950  SH      SOLE                                           X
AT&T, Inc.                  COM               00206R102   1014   25738  SH      SOLE                                           X
Abbott Laboratories         COM               002824100   1999   35826  SH      SOLE                                           X
American Express Co         COM               025816109   2859   50700  SH      SOLE                                           X
Apple Inc.                  COM               037833100    102    1100  SH      SOLE                                           X
Applied Materials Inc.      COM               038222105    320   17500  SH      SOLE                                           X
Applied Materials Inc.      COM               038222105    586   32000  SH      SHARED-DEFINED               X
Aqua America Inc.           COM               03836W103    978   43573  SH      SOLE                         X
Avx Corp New Com            COM               002444107   1364   89800  SH      SOLE                         X
Avx Corp New Com            COM               002444107    608   40000  SH      SHARED-DEFINED               X
Baker Hughes Inc.           COM               057224107   7176  108525  SH      SOLE                         X
Bank Of America Corp.       COM               060505104   1103   21630  SH      SOLE                                           X
Bank Of NY Co Inc - W/Rts   COM               064057102    216    5336  SH      SOLE                                           X
Bausch & Lomb               COM               071707103    204    4000  SH      SHARED-DEFINED               X
Boston Scientific           COM               101137103    727   50000  SH      SHARED-DEFINED               X
Boswell J G CO              COM               101205102    235     334  SH      SOLE                                           X
Bp Amoco Plc-Spons Adr      SPONSORED ADR     055622104    209    3234  SH      SOLE                                           X
Bristol Myers Squibb Co     COM               110122108   4321  155685  SH      SOLE                         X
Bristol Myers Squibb Co     COM               110122108    971   35000  SH      SHARED-DEFINED               X
Broadcom Corp. Cl A         COM               111320107    160    5000  SH      SOLE                                           X
Burlington Northern Inc.    COM               12189T104   4664   58000  SH      SOLE                         X
Cali Wtr Svc Grp Com        COM               130788102    149    3900  SH      SOLE                                           X
Cedar Fair L.P.             DEPOSITORY UNIT   150185106    102    3600  SH      SOLE                                           X
Chevron Corp Com            COM               166764100   5917   80010  SH      SOLE                         X
Chic Brdg & Iron NY Reg Sh  NY REGISTRY SHS   167250109   5649  183725  SH      SOLE                         X
Chic Brdg & Iron NY Reg Sh  NY REGISTRY SHS   167250109    215    7000  SH      SHARED-DEFINED               X
Cincinnati Financial Corp   COM               172062101    116    2756  SH      SOLE                                           X
Cisco Systems               COM               17275R102   5024  196816  SH      SOLE                         X
Citigroup Inc.              COM               172967101    532   10375  SH      SOLE                                           X
Coherent Inc.               COM               192479103    158    5000  SH      SHARED-DEFINED               X
Colgate Palmolive Co        COM               194162103    386    5780  SH      SOLE                         X
Commscope Inc               COM               203372107    386    9000  SH      SHARED-DEFINED               X
Conocophillips Com          COM               20825C104   1811   26504  SH      SOLE                                           X
Consolidated Edison Inc.    COM               209115104   1619   31725  SH      SOLE                         X
Corning Inc.                CALL              219350105    486   21400  SH      SOLE                                           X
Costco Wholesale Corp.      COM               22160K105    409    7600  SH      SOLE                                           X
Covanta Holding Corp.       COM               22282E102    218    9847  SH      SOLE                                           X
Diageo Plc-ADR              SPONSORED ADR NEW 25243Q205    809   10000  SH      SHARED-DEFINED               X
Duke Energy Corp.           COM               26441C105   3479  171473  SH      SOLE                         X
East Group Properties Inc   COM               277276101    438    8600  SH      SOLE                                           X
Eli Lilly & Co              COM               532457108   1435   26728  SH      SOLE                                           X
Encana Corp.                COM               292505104   8895  175704  SH      SOLE                         X
Encana Corp.                COM               292505104   1772   35000  SH      SHARED-DEFINED               X
Essex Ppty Tr Inc Com       COM               297178105    427    3300  SH      SOLE                                           X
Exelon Corp.                COM               30161N101    251    3654  SH      SOLE                                           X
Exxon Mobil Corp.           COM               30231G102   3344   44330  SH      SOLE                         X
Finisar Corp                COM               31787A101    280   80000  SH      SOLE                                           X
Fording Canadian Coal Tr    TR UNIT           345425102    132    6000  SH      SOLE                                           X
Fording Canadian Coal Tr    TR UNIT           345425102    552   25000  SH      SHARED-DEFINED               X
Fpl Group Inc.              COM               302571104    318    5200  SH      SOLE                                           X
General Electric Co         COM               369604103    302    8550  SH      SOLE                                           X
Golar Lng Ltd               SHS               G9456A100    611   45000  SH      SHARED-DEFINED               X
Grant Prideco Inc.          COM               38821G101   2813   56450  SH      SOLE                         X
Home Depot                  COM               437076102   1136   30925  SH      SOLE                         X
Home Depot                  COM               437076102    551   15000  SH      SHARED-DEFINED               X
Honeywell Inc               COM               438516106   6257  135850  SH      SOLE                         X
IBM Corp                    COM               459200101   1491   15825  SH      SOLE                         X
IDT Corp CL. B              CL B              448947309    340   30000  SH      SHARED-DEFINED               X
Infineon Tech - Adr         SPONSORED ADR     45662N103    546   35100  SH      SOLE                                           X
Intel Corp.                 COM               458140100    573   30000  SH      SHARED-DEFINED               X
Internet Commerce Cl A      CL A              46059F109    817  344930  SH      SOLE                                           X
Johnson & Johnson           COM               478160104   1502   24930  SH      SOLE                         X
Lehman Bro Holdings Inc.    COM               524908100    113    1616  SH      SOLE                                           X
Level 3 Communications      COM               52729N100    734  120400  SH      SOLE                                           X
Mcgrath Rentcorp Com        COM               580589109    158    5000  SH      SOLE                                           X
Mellon Financial Corp.      COM               58551A108   5250  121714  SH      SOLE                         X
Mellon Financial Corp.      COM               58551A108    345    8000  SH      SHARED-DEFINED               X
Merck & Co Inc.             COM               589331107    176    4000  SH      SOLE                                           X
Microsoft Corp.             COM               594918104    570   20480  SH      SOLE                         X
Millea Holdings Inc Adr     ADR               60032R106    184    5000  SH      SOLE                                           X
Mueller Water Products      COM SER A         624758108    414   30000  SH      SHARED-DEFINED               X
Nabors Industries Inc.      SHS               G6359F103    272    9200  SH      SOLE                         X
Nat. Semiconductor Corp     COM               637640103    164    6800  SH      SOLE                                           X
News Corporation CL A       CL A              65248E104    832   36000  SH      SHARED-DEFINED               X
Nexen Inc.                  COM               65334H102    858   14000  SH      SOLE                                           X
Noble Corporation Shs       SHS               G65422100   5329   67740  SH      SOLE                         X
Novell Inc.                 COM               670006105    602   83400  SH      SOLE                                           X
Oneok Partners LP           UNIT LTD PARTN    68268N103   3879   57475  SH      SOLE                                           X
Oracle Systems Corp         COM               68389X105   1829  100900  SH      SOLE                                           X
Pepsico, Inc.               COM               713448108   1051   16550  SH      SOLE                                           X
Pfizer Inc                  COM               717081103   1077   42671  SH      SOLE                         X
Pinnacle West Capital Corp. COM               723484101    125    2600  SH      SOLE                         X
Procter & Gamble Co.        COM               742718109   1269   20102  SH      SOLE                         X
Qualcomm Inc.               COM               747525103    102    2400  SH      SOLE                                           X
Reading Internat Class A    COM               755408101    443   52000  SH      SOLE                                           X
Rio Tinto Plc Sp            SPONSORED ADR     767204100    341    1500  SH      SHARED-DEFINED               X
Rohm & Haas Co.             COM               775371107    982   19000  SH      SOLE                                           X
Schering Plough Corp-W/Rts  COM               806605101   8255  323625  SH      SOLE                         X
Schering Plough Corp-W/Rts  COM               806605101   1071   42000  SH      SHARED-DEFINED               X
Schlumberger Ltd            COM               806857108   2249   32550  SH      SOLE                                           X
Six Flags Inc.              COM               83001P109    582   96900  SH      SOLE                                           X
Spectra Energy Corp.        COM               847560109   3096  117880  SH      SOLE                         X
Spectra Energy Corp.        COM               847560109    525   20000  SH      SHARED-DEFINED               X
St. Joe Company             COM               790148100   2084   39850  SH      SOLE                         X
St. Joe Company             COM               790148100    471    9000  SH      SHARED-DEFINED               X
Sycamore Networks Inc.      COM               871206108    280   75000  SH      SHARED-DEFINED               X
TXU Corp.                   COM               873168108   2966   46275  SH      SOLE                         X
Tejon Ranch Co.             COM               879080109   5114  108125  SH      SOLE                         X
Tejon Ranch Co.             COM               879080109    525   20000  SH      SHARED-DEFINED               X
Tellabs Inc                 COM               879664100   1263  127630  SH      SOLE                         X
Tellabs Inc                 COM               879664100    495   50000  SH      SHARED-DEFINED               X
Texas Instruments           COM               882508104    240    8000  SH      SOLE                                           X
Textron Inc.                COM               883203101    960   10700  SH      SOLE                                           X
Time Warner Inc.            COM               887317105    986   50000  SH      SHARED-DEFINED               X
Travelers Companies Inc.    COM               89417E109    103    2000  SH      SOLE                                           X
U S G Corp Com New          COM NEW           903293405   3881   83155  SH      SOLE                         X
United Parcel Service Inc.  COM               911312106    140    2000  SH      SHARED-DEFINED               X
United Technologies Corp.   COM               913017109    585    9000  SH      SOLE                                           X
United Utlities Plc         SPONSORED ADR     91311Q105   2081   70100  SH      SOLE                                           X
Universal Display Corp.     COM               91347P105    377   25000  SH      SOLE                                           X
Verizon Communications      COM               92343V104    238    6296  SH      SOLE                                           X
Vornado Rlty Tr Sh Ben Int  SH BEN INT        929042109   2530   21200  SH      SOLE                                           X
WCI Communities Inc.        COM               92923C104    320   15000  SH      SOLE                                           X
Walgreen Co                 COM               931422109   2528   55100  SH      SOLE                         X
Wal-Mart Stores             COM               931142103   1267   27000  SH      SHARED-DEFINED               X
Wash Real Est Invt Trust    SH BEN INT        939653101    355    9500  SH      SOLE                                           X
Waters Corp.                COM               941848103    156    2700  SH      SOLE                                           X
Watts Water Tech Inc-CL A   CL A              942749102   3240   85200  SH      SOLE                         X
Watts Water Tech Inc-CL A   CL A              942749102    380   10000  SH      SHARED-DEFINED               X
White Mtns Ins Group Ltd    COM               G9618E107    986    1741  SH      SOLE                                           X
Wrigley Wm Jr Co            COM               982526105   1179   23150  SH      SOLE                                           X
Wyeth Com                   COM               983024100    565   11300  SH      SOLE                                           X

                                              Total:    177129


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